Goodwill and Intangible Assets, net - Goodwill (Q1) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 36,956
Changes during the three months ended March 31, 2021	0
Goodwill, Ending Balance	$ 36,956